UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: |_|

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022

13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Arthur Wrubel
Title:    Managing Member
Phone:    (212) 421-7002

Name:     John Khoury
Title:    Managing Member
Phone:    (212) 421-7002

Signature, Place and Date of Signing:


/s/ Arthur Wrubel            New York, New York          February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]


/s/ John Khoury              New York, New York          February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total: $  282,398
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name

1.   028-13112                Wesley Capital Master Fund, Ltd.
2.   028-13111                Wesley Capital QP, LP
3.   028-13110                Wesley Capital, LP

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT    PRN CALL  DISCRETION     MNGRS  SOLE       SHRD NONE
--------------                --------------    -----      -------   -------    --- ----  ----------     -----  ----       ---- ----
AMERICAN CAP LTD                    COM        02503Y103     810        250,000 SH        Shared-Defined 1,2,3     250,000
ANNALY CAP MGMT INC                 COM        035710409  16,608      1,046,500 SH        Shared-Defined 1,2,3   1,046,500
BB&T CORP                           COM        054937107     280          4,000 SH  PUT   Shared-Defined 1,2,3       4,000
BGC PARTNERS INC                   CL A        05541T101   3,143      1,138,641 SH        Shared-Defined 1,2,3   1,138,641
CITIGROUP INC                       COM        172967101      16          3,200 SH  PUT   Shared-Defined 1,2,3       3,200
CORRECTIONS CORP AMER NEW         COM NEW      22025Y407  67,959      4,154,000 SH        Shared-Defined 1,2,3   4,154,000
HILLTOP HOLDINGS INC                COM        432748101  12,662      1,300,000 SH        Shared-Defined 1,2,3   1,300,000
HOME DEPOT INC                      COM        437076102   7,327        318,300 SH        Shared-Defined 1,2,3     318,300
ISTAR FINL INC                      COM        45031U101   6,359      2,851,487 SH        Shared-Defined 1,2,3   2,851,487
MFA MTG INVTS INC                   COM        55272X102  63,465     10,775,000 SH        Shared-Defined 1,2,3  10,775,000
MGM MIRAGE                          COM        552953101   6,172        448,545 SH        Shared-Defined 1,2,3     448,545
MAGUIRE PPTYS INC                   COM        559775101   6,623      4,536,586 SH        Shared-Defined 1,2,3   4,536,586
MARRIOTT INTL INC NEW              CL A        571903202   6,597        339,200 SH        Shared-Defined 1,2,3     339,200
POST PPTYS INC                      COM        737464107     256         15,500 SH        Shared-Defined 1,2,3      15,500
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1   75621LAJ3   8,328     10,000,000 PRN       Shared-Defined 1,2,3  10,000,000
STRATEGIC HOTELS & RESORTS I        COM        86272T106   5,927      3,528,000 SH        Shared-Defined 1,2,3   3,528,000
TEJON RANCH CO DEL                  COM        879080109  55,209      2,231,565 SH        Shared-Defined 1,2,3   2,231,565
UNITED DOMINION REALTY TR IN  NOTE 4.000%12/1  910197AK8     788      1,000,000 PRN       Shared-Defined 1,2,3   1,000,000
VORNADO RLTY L P              DBCV 3.625%11/1  929043AE7  13,869     17,500,000 PRN       Shared-Defined 1,2,3  17,500,000

SK 22283 0001 963872